OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of offsetting of financial assets and financial liabilities [Abstract]
Schedule of Offsetting of Financial Assets and Liabilities
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
	£m	£m	£m	£m	£m	£m
At 31 December 2021
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repurchase agreements	191,850	—	191,850	—	(2,456)	189,394
Reverse repurchase agreements	33,834	(18,913)	14,921	(20)	(14,901)	—
	225,684	(18,913)	206,771	(20)	(17,357)	189,394
Derivative financial instruments	50,205	(28,154)	22,051	(5,658)	(12,645)	3,748
Loans and advances to banks and reverse repurchase agreements:
Loans and advances to banks	7,001	—	7,001	(1,731)	—	5,270
Reverse repurchase agreements	4,499	(967)	3,532	—	(3,532)	—
	11,500	(967)	10,533	(1,731)	(3,532)	5,270
Loans and advances to customers and reverse repurchase agreements:
Loans and advances to customers	449,732	(1,165)	448,567	(798)	(1,506)	446,263
Reverse repurchase agreements	59,975	(8,754)	51,221	—	(51,221)	—
	509,707	(9,919)	499,788	(798)	(52,727)	446,263
Debt securities	6,835	—	6,835	—	(267)	6,568
Financial assets at fair value through other comprehensive income	28,137	—	28,137	—	(4,981)	23,156
Financial liabilities
Deposits from banks and repurchase agreements:
Deposits from banks	7,647	—	7,647	(5,678)	—	1,969
Repurchase agreements	31,052	(967)	30,085	—	(30,085)	—
	38,699	(967)	37,732	(5,678)	(30,085)	1,969
Customer deposits and repurchase agreements:
Customer deposits	477,509	(1,165)	476,344	—	(1,506)	474,838
Repurchase agreements	9,794	(8,754)	1,040	—	(1,040)	—
	487,303	(9,919)	477,384	—	(2,546)	474,838
Financial liabilities at fair value through profit or loss:
Excluding repurchase agreements	8,161	—	8,161	—	—	8,161
Repurchase agreements	33,875	(18,913)	14,962	—	(14,962)	—
	42,036	(18,913)	23,123	—	(14,962)	8,161
Derivative financial instruments	46,214	(28,154)	18,060	(2,529)	(15,063)	468
1After impairment allowance.
2The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
3The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
The effects of over-collateralisation have not been taken into account in the above table.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repurchase agreements	178,176	—	178,176	—	(2,567)	175,609
Reverse repurchase agreements	27,904	(14,911)	12,993	(24)	(12,969)	—
	206,080	(14,911)	191,169	(24)	(15,536)	175,609
Derivative financial instruments	88,700	(59,087)	29,613	(8,715)	(16,747)	4,151
Loans and advances to banks and reverse repurchase agreements:
Loans and advances to banks	8,060	—	8,060	(3,105)	—	4,955
Reverse repurchase agreements	2,694	(8)	2,686	—	(2,686)	—
	10,754	(8)	10,746	(3,105)	(2,686)	4,955
Loans and advances to customers and reverse repurchase agreements:
Loans and advances to customers	440,200	—	440,200	(2,094)	(2,762)	435,344
Reverse repurchase agreements	64,052	(5,409)	58,643	—	(58,643)	—
	504,252	(5,409)	498,843	(2,094)	(61,405)	435,344
Debt securities	5,405	—	5,405	—	—	5,405
Financial assets at fair value through other comprehensive income	27,603	—	27,603	—	(5,132)	22,471
Financial liabilities
Deposits from banks and repurchase agreements:
Deposits from banks	12,698	—	12,698	(8,739)	—	3,959
Repurchase agreements	18,775	(8)	18,767	—	(18,767)	—
	31,473	(8)	31,465	(8,739)	(18,767)	3,959
Customer deposits and repurchase agreements:
Customer deposits	450,651	—	450,651	(1,862)	(2,762)	446,027
Repurchase agreements	14,826	(5,409)	9,417	—	(9,417)	—
	465,477	(5,409)	460,068	(1,862)	(12,179)	446,027
Financial liabilities at fair value through profit or loss:
Excluding repurchase agreements	7,650	—	7,650	—	—	7,650
Repurchase agreements	29,907	(14,911)	14,996	—	(14,996)	—
	37,557	(14,911)	22,646	—	(14,996)	7,650
Derivative financial instruments	85,088	(57,775)	27,313	(5,199)	(20,156)	1,958
1After impairment allowance.
2The amounts offset in the balance sheet as shown above mainly represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
3The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.